EARNINGS PER SHARE - Schedule of Earnings per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Common Shares
Earnings per share [line items]
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	SFr (108.2)	SFr (352.7)
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	SFr (108.2)	SFr (352.7)
Weighted average number of shares outstanding, basic (in shares)	69,486,095	69,619,207
Weighted average number of shares outstanding, diluted (in shares)	69,486,095	69,619,207
Adjusted weighted average of shares outstanding, basic (in shares)	69,486,095	69,619,207
Adjusted weighted average of shares outstanding, diluted (in shares)	69,486,095	69,619,207
Basic earnings (loss) per share (in SFr per share)	SFr (1.6)	SFr (5.1)	SFr (4.4)
Diluted earnings (loss) per share (in SFr per share)	SFr (1.6)	SFr (5.1)	(4.4)
Class B Common Shares
Earnings per share [line items]
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	SFr (4.0)	SFr (13.1)
Allocation of net income (loss) attributable to Sunrise share classes (in CHF million)	SFr (4.0)	SFr (13.1)
Weighted average number of shares outstanding, basic (in shares)	25,862,650	25,977,316
Weighted average number of shares outstanding, diluted (in shares)	25,862,650	25,977,316
Adjusted weighted average of shares outstanding, basic (in shares)	25,862,650	25,977,316
Adjusted weighted average of shares outstanding, diluted (in shares)	25,862,650	25,977,316
Basic earnings (loss) per share (in SFr per share)	SFr (0.2)	SFr (0.5)	(0.4)
Diluted earnings (loss) per share (in SFr per share)	SFr (0.2)	SFr (0.5)	SFr (0.4)